Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Fixed income securities	$—	$405	$—	$405
Interest rate swaps	—	3	—	3
Cross currency swaps	—	220	—	220
Interest rate caps	—	14	—	14
Total	$—	$642	$—	$642

Liabilities:
Other liabilities:
Interest rate swaps	$—	$813	$—	$813
Cross currency swaps	—	536	—	536
Forward starting interest rate swaps	—	60	—	60
Interest rate caps	—	4	—	4
Total	$—	$1,413	$—	$1,413

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Other assets:
Equity securities	$74	$—	$—	$74
Fixed income securities	—	366	—	366
Interest rate swaps	—	54	—	54
Cross currency swaps	—	450	—	450
Interest rate caps	—	6	—	6
Total	$74	$876	$—	$950

Liabilities:
Other liabilities:
Interest rate swaps	$—	$413	$—	$413
Cross currency swaps	—	46	—	46
Total	$—	$459	$—	$459

(1) Quoted prices in active markets for identical assets or liabilities
(2) Observable inputs other than quoted prices in active markets for identical assets and liabilities
(3) Unobservable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases
The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$112,159	$118,535	$116,075	$128,658

Notional Amounts of Outstanding Derivative Instruments
The following table sets forth the notional amounts of our outstanding derivative instruments:

		(dollars in millions)
At December 31,	2018	2017
Interest rate swaps	$19,813	$20,173
Cross currency swaps	16,638	16,638
Forward starting interest rate swaps	4,000	—
Interest rate caps	2,218	2,840
Foreign exchange forwards	600	—

Schedule of Cumulative Basis Adjustments for Fair Value Hedges
The following amounts were recorded in Long-term debt in our consolidated balance sheets related to cumulative basis adjustments for fair value hedges:

	(dollars in millions)
At December 31,	2018	2017
Carrying amount of hedged liabilities	$18,903	$19,723
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	(785)	(316)